Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash [abstract]
Cash	¥ 916,635	¥ 779,343
Deposits with banks	74,780,886	72,311,473
Total cash and deposits with banks	¥ 75,697,521	¥ 73,090,816	¥ 62,471,453